INVENTORIES	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
NOTE 4. INVENTORIES

	12-31-2020	12-31-2019
Components of Inventory	ThU.S.$	ThU.S.$
Raw materials	83,267	129,004
Production supplies	129,065	128,229
Work in progress	64,449	69,760
Finished goods	460,419	532,200
Spare Parts	201,079	194,674
Total Inventories	938,279	1,053,867

Inventories recognized as cost of sales as of December 31, 2020 were ThU.S.$ 3,381,372 (ThU.S.$ 3,838,433 and ThU.S.$3,662,348 as of December 31, 2019 and 2018, respectively).

In order to have the inventories recorded at net realizable value as of December 31, 2020, a net increase of inventories was recognized associated with a lower provision of obsolescence of ThU.S.$ 21,580 (ThU.S.$ 26,877 and ThU.S.$2,038 as of December 31, 2019 and 2018, respectively). As of December 31, 2020, the amount of obsolescence provision is ThU.S.$31,600 (ThU.S.$ 53,180 as of December 31, 2019).

As of December 31, 2020, there were inventory write-offs of ThU.S.$804 (ThU.S.$ 1,734 and ThU.S.$6,760 as of December 31, 2019 and 2018, respectively) which are presented in the consolidated statements of profit or loss whithin Cost of sales.

The inventory obsolescence provision is calculated based on the sales conditions of products and age of inventory (inventory turnover).

As of the date of these consolidated financial statements, there are no inventories pledged as security to report.